EXPLORATION AND EVALUATION ASSETS - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,382	$ 2,586
Additions	159	29
Acquisition of AOSP and other assets (note 7)	290
Transfers to property, plant and equipment	(198)	(211)
Disposals/derecognitions	(1)	(21)
Foreign exchange adjustments		(1)
Ending balance	2,632	2,382
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,306	2,500
Additions	144	20
Acquisition of AOSP and other assets (note 7)	31
Transfers to property, plant and equipment	(198)	(211)
Disposals/derecognitions	(1)	(3)
Foreign exchange adjustments		0
Ending balance	2,282	2,306
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions	0	0
Acquisition of AOSP and other assets (note 7)	0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments		0
Ending balance	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	76	86
Additions	15	9
Acquisition of AOSP and other assets (note 7)	0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions	0	(18)
Foreign exchange adjustments		(1)
Ending balance	91	76
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions	0	0
Acquisition of AOSP and other assets (note 7)	259
Transfers to property, plant and equipment	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments		0
Ending balance	$ 259	$ 0